NATIXIS FUNDS

Supplement dated March 11, 2011 to the Class A, B and C Prospectus and the Class A and C Prospectus, as applicable, each dated May 1, 2010, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Hansberger International Fund
AEW Real Estate Fund	Harris Associates Large Cap Value Fund
ASG Diversifying Strategies Fund	Natixis Income Diversified Portfolio
ASG Global Alternatives Fund	Natixis U.S. Diversified Portfolio
CGM Advisor Targeted Equity Fund	Vaughan Nelson Small Cap Value Fund
Gateway Fund	Vaughan Nelson Value Opportunity Fund

Supplement dated March 11, 2011 to the Class A and C Prospectus dated July 30, 2010, as may be revised or supplemented from time to time, for the following funds:

ASG Managed Futures Strategy Fund

Westpeak ActiveBeta® Equity Fund

Supplement dated March 11, 2011 to the Class A and C Prospectus dated September 30, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund

Supplement dated March 11, 2011 to the Class A and C Prospectus dated December 15, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Absolute Strategies Fund

Supplement dated March 11, 2011 to the Class A, B and C Prospectus and the Class A and C Prospectus, as applicable, dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Disciplined Equity Fund Loomis Sayles Global Markets Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the second and third paragraphs under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses are amended and restated as follows:

Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and may also exchange Class C shares of a fund for Class A shares or Class Y shares of the same fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to either Class A or Class Y shares.

Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.

Effective immediately, the second bullet point under the sub-section “Eliminating Front-End Sales Charges and CDSCs” within the section “How Sales Charges Are Calculated” of the Prospectuses is amended and restated as follows:

•

Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

NATIXIS FUNDS

Supplement dated March 11, 2011 to the Class Y Prospectuses, each dated May 1, 2010, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Hansberger International Fund
AEW Real Estate Fund	Harris Associates Large Cap Value Fund
ASG Diversifying Strategies Fund	Natixis U.S. Diversified Portfolio
ASG Global Alternatives Fund	Vaughan Nelson Small Cap Value Fund
Gateway Fund	Vaughan Nelson Value Opportunity Fund
CGM Advisor Targeted Equity Fund

Supplement dated March 11, 2011 to the Class Y Prospectus dated July 30, 2010, as may be revised or supplemented from time to time, for the following funds:

ASG Managed Futures Strategy Fund

Westpeak ActiveBeta® Equity Fund

Supplement dated March 11, 2011 to the Class Y Prospectus dated September 30, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund

Supplement dated March 11, 2011 to the Class Y Prospectus dated December 15, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Absolute Strategies Fund

Supplement dated March 11, 2011 to the Class Y and Admin Class Prospectus and the Class Y Prospectus, as applicable, dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Disciplined Equity Fund Loomis Sayles Global Markets Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the second paragraph under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

In certain limited circumstances, accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class Y shares of a Fund for Class A shares of the same Fund. Class Y shares may be converted to Class A shares of the same Fund if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to participate in Class Y shares. Exchanges from Class Y shares to Class A shares will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. A representative of the wrap fee program or a registered investment adviser must provide a completed cross-share exchange form and written notice to the Distributor indicating that a Class Y shareholder is eligible for conversion to Class A shares prior to any such exchange.

Accounts participating in or moving into wrap fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and Class C shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program or a registered investment adviser must contact the Distributor in advance and follow the procedures set forth by the Distributor. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to Class Y. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.

NATIXIS FUNDS

Supplement dated March 11, 2011 to the Natixis Statements of Additional Information (each, an “SAI”), each dated May, 1, 2010, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Hansberger International Fund
AEW Real Estate Fund	Harris Associates Large Cap Value Fund
ASG Diversifying Strategies Fund	Natixis Income Diversified Portfolio
ASG Global Alternatives Fund	Natixis U.S. Diversified Portfolio
CGM Advisor Targeted Equity Fund	Vaughan Nelson Small Cap Value Fund
Gateway Fund	Vaughan Nelson Value Opportunity Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated July 30, 2010, as may be revised or supplemented from time to time, for the following funds:

ASG Managed Futures Strategy Fund

Westpeak ActiveBeta® Equity Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated September 30, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated December 15, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Absolute Strategies Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Disciplined Equity Fund Loomis Sayles Global Markets Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the second paragraph under the sub-section “Exchange Privilege” within the section “Shareholder Services” of each SAI is replaced with the following:

Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and may also exchange Class C shares of a fund for Class A shares or Class Y shares of the same fund. Any account with an outstanding contingent deferred sales charge (“CDSC”) liability will be assessed the CDSC before converting to either Class A or Class Y shares. Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor.

In certain limited circumstances, accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class Y shares of a Fund for Class A shares of the same Fund. Class Y shares may be converted to Class A shares of the same Fund if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to participate in Class Y shares. Exchanges from Class Y shares to Class A shares will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. A representative of the wrap fee program or a registered investment adviser must provide a completed cross-share exchange form and written notice to the Distributor indicating that a Class Y shareholder is eligible for conversion to Class A shares prior to any such exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.

LOOMIS SAYLES GLOBAL MARKETS FUND

Supplement dated March 11, 2011, to the Loomis Sayles Global Markets Fund Class A and C Prospectus and Loomis Sayles Global Markets Fund Class Y Prospectus, each dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds II has approved changes to the investment strategy and name of the Loomis Sayles Global Markets Fund (the “Fund”). Effective on or about March 31, 2011, the Fund’s name will change to the “Loomis Sayles Global Equity and Income Fund” and accordingly, each reference to “Loomis Sayles Global Markets Fund” in each Prospectus is hereby replaced with “Loomis Sayles Global Equity and Income Fund.” It is expected that the Fund’s principal investment strategies will be amended and restated as described below.

The section “Principal Investment Strategies” within the section “Investments, Risks and Performance” is hereby replaced with the following with regard to the Fund:

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts (“REITs”) and/or real estate-related securities and other equity-like interests in an issuer. The Fund will invest a significant portion of its assets outside the U.S., including securities of issuers located in countries with emerging securities markets.

In deciding which domestic and international equity securities to buy and sell, the Adviser generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. The Adviser also looks for companies that appear to be undervalued relative to the intrinsic value of the companies’ assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies, collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts (“REITs”), Rule 144A securities and mortgage-related securities. The Fund may also engage in active and frequent trading of securities and engage in options or foreign currency transactions for hedging and investment purposes and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.

The section “Principal Investment Strategies” within the section “More Information About the Funds” is hereby replaced with the following with regard to the Fund:

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts (“REITs”) and/or real estate-related securities and other equity-like interests in an issuer. The Fund will invest a significant portion of its assets outside the U.S., including securities of issuers located in countries with emerging securities markets.

In deciding which domestic and international equity securities to buy and sell, the Adviser generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. The Adviser also looks for companies that appear to be undervalued relative to the intrinsic value of the companies’ assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes. The Adviser may hedge currency risk for the Fund (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

The Fund may also:

•	Engage in options for hedging and investment purposes and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.
•	Invest in collateralized mortgage obligations, zero-coupon securities, when-issued securities, REITs and Rule 144A securities.
•	Invest in mortgage-related securities.
•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

LOOMIS SAYLES DISCIPLINED EQUITY FUND

Supplement dated March 11, 2011 to the Loomis Sayles Disciplined Equity Fund Class A, B and C Prospectus and the Loomis Sayles Disciplined Equity Fund Class Y Prospectus, each dated February 1, 2011, as may be revised and supplemented from time to time.

On March 11, 2011, the Board of Trustees of Loomis Sayles Funds II, on behalf of its series Loomis Sayles Disciplined Equity Fund (the “Fund”), upon the recommendation of the Fund’s adviser, Loomis, Sayles and Company, L.P., approved a plan to liquidate the Fund, such liquidation to take place on or about May 13, 2011 (the “Liquidation Date”). Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. Such redemptions will not be subject to any sales charges, including contingent deferred sales charges. The proceeds from any such redemption will be the net asset value of the Fund’s shares after expenses and liabilities of the Fund have been paid or otherwise provided for. In addition, the Fund may make one or more distributions of income and/or net capital gains on or prior to the Liquidation Date in order to eliminate Fund-level taxes. In connection with the liquidation, the Fund may hold some or all of its assets in cash or high quality debt securities. For federal income tax purposes, the automatic redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. If Fund shares are capital assets in the hands of a shareholder, such gain or loss, if any, generally will be taxed as short- or long-term capital gain or loss depending on how long the shareholder held the shares. Each shareholder should consult with his or her tax advisor for more information on his or her own situation.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under “Selling Shares” in the Fund’s Prospectus. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “Exchanging Shares” in the Fund’s Prospectus. For federal income tax purposes, an exchange of the Fund’s shares for shares of another Natixis Fund is generally treated as a sale on which a gain or loss may be recognized. Each shareholder should consult with his or her tax advisor for more information on his or her own situation.

Absent an instruction to the contrary prior to the Liquidation Date, for shares of the Fund held using a Natixis Funds’ prototype document, in individual retirement accounts, in custodial accounts under a SEP, SARSEP, or 403(b) plan, or in certain other retirement accounts, Natixis Distributors, L.P. (“Natixis Distributors”) will exchange any shares remaining in the Fund on the Liquidation Date for shares of Loomis Sayles Limited Term Government and Agency Fund. Please refer to your plan documents or contact your plan administrator to determine whether the preceding sentence applies to you.

Effective at the close of business on March 11, 2011, Natixis Distributors, the distributor of the Fund, will no longer accept investments in the Fund from new investors. Effective at the close of business on April 8, 2011, Natixis Distributors will no longer accept additional investments in the Fund from current shareholders of the Fund, including additional investments through automatic or systematic investment plans.

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LOOMIS SAYLES GLOBAL MARKETS FUND

Supplement dated March 11, 2011, to the Natixis Funds Statement of Additional Information, dated February 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Loomis Sayles Funds II has approved changes to the investment strategy and name of the Loomis Sayles Global Markets Fund (the “Fund”). Effective on or about March 31, 2011, the Fund’s name will change to the “Loomis Sayles Global Equity and Income Fund” and accordingly, each reference to “Loomis Sayles Global Markets Fund” in the Statement of Additional Information is hereby replaced with “Loomis Sayles Global Equity and Income Fund.” It is expected that the Fund’s investment restrictions will be amended and restated as described below.

The following is hereby added to the section “Investment Restrictions” with regard to the Fund:

The Loomis Sayles Global Equity and Income Fund (the “Global Equity and Income Fund”) may not:

(14) Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such rule may be interpreted from time to time by the staff of the SEC.

The following is hereby added below the list of Investment Restrictions for the Fund:

In restriction (14), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

Investment Restriction 14 is hereby renumbered as Investment Restriction 15 for the Fund.